CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	12 Months Ended
Dec. 31, 2023
Cash, cash equivalents and other investments [Abstract]
CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS - NON CURRENT AND CURRENT	CASH, CASH EQUIVALENTS AND OTHER INVESTMENTS – NON CURRENT AND CURRENT

	As of December 31,
	2023	2022

Investments in debt instruments and other	210,774	100,464
Other investments	156	252

Other investments, net – Non-current	210,930	100,716

	As of December 31,
	2023	2022

(i) Other investments
Other deposits with maturity of more than three months	1,975,646	1,875,026

Other investments - Current	1,975,646	1,875,026
(ii) Cash and cash equivalents
Cash and banks	492,684	371,797
Restricted cash	3,129	30
Short-term bank deposits	478,778	772,953
Other deposits with maturity of less than three months	871,422	508,575

Cash and cash equivalents	1,846,013	1,653,355